UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23084

 NAME OF REGISTRANT:                     Series Portfolios Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ryan Roell, President
                                         Series Portfolios Trust,
                                         c/o U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Ave, 5th
                                         Fl
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6839

 DATE OF FISCAL YEAR END:                04/30

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019




Report contains no data for selected criteria.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Series Portfolios Trust
By (Signature)       /s/ Ryan Roell
Name                 Ryan Roell
Title                President
Date                 08/12/2019